Consolidated Interim Statements of Profit (Loss) and Comprehensive Profit (Loss) (Unaudited) - CAD ($)		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Profit or loss [abstract]
Revenue		$ 211,073	$ 101,619	$ 618,994	$ 816,533
Cost of revenue		(203,747)	(193,396)	(576,955)	(731,052)
Gross profit		7,326	(91,777)	42,039	85,481
Consulting and marketing		345,583	330,671	1,186,240	453,255
Research and development		638,676	581,727	2,408,079	1,612,881
Depreciation and amortization		159	648	1,444	3,522
Share-based compensation		172,641	115,959	2,224,987	3,732,833
General and admin expenses		488,071	391,826	2,069,532	1,418,497
Professional fees		437,759	318,239	1,650,833	1,355,091
Total operating expense		2,082,889	1,739,070	9,541,115	8,576,079
Loss before other income (expense)		(2,075,563)	(1,830,847)	(9,499,076)	(8,490,598)
Other income (expense)
Gain (loss) from warrants revaluation			2,113,160	30,389,592	(21,887,227)
Impairments		(5,000,000)	(5,601,167)	(5,000,000)	(5,601,167)
Loss from settlement agreement revaluation		(15,077)		(986,764)
Foreign exchange gain (loss)		434,333	(94,285)	(721,084)	(32,366)
Finance income, net		199,268	(5,631)	480,011	78,166
Total other income (expense)		(4,381,476)	(3,587,923)	24,161,755	(27,442,594)
Income (loss) before tax		(6,457,039)	(5,418,770)	14,662,679	(35,933,192)
Tax expense		(7,690)	300	(20,657)	(25,220)
Income (loss) for the period		(6,464,729)	(5,418,470)	14,642,022	(35,958,412)
Items that may be reclassified to profit or loss
Remeasurement of a defined benefit plan, net		2,698	121	7,869	365
Exchange differences on translation of foreign operations		(74,980)	1,532	(134,123)	3,671
Other comprehensive income (loss) for the period		(72,282)	1,653	(126,254)	4,036
Total comprehensive income (loss)		$ (6,537,011)	$ (5,416,817)	$ 14,515,768	$ (35,954,376)
Income (loss) per share - basic	[1]	$ (7.54)	$ (4,155)	$ 27.74	$ (44,290)
Income (loss) per share - diluted	[1]	$ (7.54)	$ (4,155)	$ 27.74	$ (44,290)
Weighted average shares outstanding - basic		857,501	1,304	527,914	812
Weighted average shares outstanding - diluted		857,501	1,304	527,914	812

[1]	Adjusted to reflect one (1) for seventeen (17) reverse stock split in August 2024 and a one (1) for five hundreds (500) reverse stock split in April 2025 (see Note 1)